NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	6 Months Ended
Dec. 31, 2022
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.    NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

a)The following new standards became applicable for the current reporting period and adopted by the Group.

Annual Improvements to IFRS Standards 2018–2020

The following improvements were finalized in May 2020:

●IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities.
●IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.
●IFRS 1 First-time Adoption of International Financial Reporting Standards – allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.
●IAS 41 Agriculture – removal of the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

These improvements are not expected to have material impact on the Group.

The new standard is effective for financial years beginning on or after January 1, 2022.

Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before intended use.

The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

Entities must disclose separately the amounts of proceeds and costs relating to items produced that are not an output of the entity’s ordinary activities.

The amendments are effective for annual periods beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IFRS 3 - Reference to the Conceptual Framework.

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

The amendments are effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 37 - Onerous Contracts – Cost of Fulfilling a Contract.

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

The amendments are effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

b) The following new standards are not yet adopted by the Group.

Amendments to IFRS 16- Lease Liability in a Sale and Leaseback.

The amendment requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of lease.

These amendments are not expected to have material impact on the Group.

The amendments are effective for financial years beginning on or after January 1, 2024. Earlier application is permitted.

Amendments to IAS1 – Non- current liabilities with covenants.

The amendments modify the requirements introduced by Classification of Liabilities as Current or Non-current on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances. Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity must disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.

These amendments are not expected to have material impact on the Group.

The amendments apply retrospectively for annual reporting periods beginning on or after 1 January 2024, with early application permitted.

Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction

The amendments introduce an exception to the initial recognition exemption in IAS 12. Applying this exception, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented.

The amendments also apply to taxable and deductible temporary differences associated with right-of-use assets and lease liabilities, and decommissioning obligations and corresponding amounts recognized as assets at the beginning of the earliest comparative period presented.

The amendments are effective for annual reporting periods beginning on or after 1 January 2023. Early application of the amendments is permitted.

These amendments are not expected to have material impact on the Group.